STOCK BASED COMPENSATION (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
STOCK BASED COMPENSATION
Schedule of assumptions made for purposes of estimating the fair value under the Black Scholes valuation model for stock options granted

Three Months Ended March 31,
	2026	2025
Expected term of options (years)	5.00 - 6.07	5.00 - 6.06
Risk free interest rate	3.83% - 3.98%	4.02% - 4.43%
Volatility	60.92% - 65.79%	64.37% - 65.81%
Expected dividend yield	—	—
Common stock grant date fair value per share	$25.18 - $27.78	$3.23
Option grant date fair value per share	$13.89 - $17.42	$1.87 - $2.03

Year ended December 31,
	2025	2024
Expected term of options (years)	5.00 - 6.06	5.16 - 6.07
Risk free interest rate	3.72% - 4.43%	3.44% - 4.51%
Volatility	63.34% - 65.81%	62.55% - 63.77%
Expected dividend yield	—	—
Common stock grant date fair value per share	$3.23 - $9.67	$4.80
Grant date fair value per share	$1.87 - $7.29	$2.73 - $2.99

Schedule of stock-based compensation expense by class reflected in the Company's consolidated statements of operations related to stock options

For the three months ended March 31, 2026, and 2025, the Company recorded stock-based compensation expense of $1,534 and $3,857, respectively. The following table provides stock-based compensation expense by class reflected in the Company’s condensed consolidated statements of operations related to stock options (including stock options with performance conditions) for the three months ended March 31, 2026, and 2025 (in thousands):

	Three Months Ended March 31,
	2026	2025
Research and development	$240	$347
Selling, general and administrative	1,294	3,510
Total	$1,534	$3,857

The following table provides stock-based compensation expense by class reflected in the Company’s consolidated statements of operations related to stock options (including stock options with performance conditions) for the years ended December 31, 2025, and 2024 (in thousands):

	Year ended December 31,
	2025	2024
Research and development	$1,001	$677
Selling, general and administrative	8,448	8,448
Total	$9,449	$9,125

Schedule of stock options activity

			Weighted-
			Average
			Remaining
		Weighted-	Contractual	Aggregate
	Number of	Average	Term	Intrinsic Value
	Options	Exercise Price	(Years)	(in thousands)
Outstanding as of December 31, 2024 (1)	5,085,269	$6.78	7.28	$1,172
Granted	594,691	3.23
Exercised	(300)	8.21		—
Cancelled or forfeited	(555,215)	3.86
Outstanding as of March 31, 2025	5,124,445	$3.00	7.11	$1,172
Options vested and expected to vest as of March 31, 2025 (2)	5,004,445	$3.00	7.08
Exercisable as of March 31, 2025	3,696,298	$2.91	6.68	$1,172

			Weighted-
			Average
			Remaining
		Weighted-	Contractual	Aggregate
	Number of	Average	Term	Intrinsic Value
	Options	Exercise Price	(Years)	(in thousands)
Outstanding as of December 31, 2025 (3)	5,546,772	$3.83	6.94	$31,996
Granted	33,580	25.45
Exercised	(29,252)	3.10	667
Cancelled or forfeited	(12,179)	5.08
Outstanding as of March 31, 2026	5,538,921	$4.03	6.72	$131,528
Options vested and expected to vest as of March 31, 2026 (4)	5,448,921	$4.05	6.71
Exercisable as of March 31, 2026	4,436,262	$3.06	6.18	$109,673
(1)	Includes 245,628 of stock options subject to performance conditions
(2)	Does not include 120,000 stock options subject to performance conditions which are improbable as of March 31, 2025.
(3)	Includes 215,628 of stock options subject to performance conditions
(4)	Does not include 90,000 stock options subject to performance conditions which are improbable as of March 31, 2026.

			Weighted-Average
		Weighted-	Remaining	Aggregate
	Number of	Average	Contractual	Intrinsic Value
	Options	Exercise Price	Term (Years)	(in thousands)
Outstanding as of December 31, 2024(1)	5,085,269	$6.78	7.28	$1,172
Granted	1,375,868	6.80
Exercised	(5,477)	3.50		26
Cancelled or forfeited(2)	(908,888)	3.63
Outstanding as of December 31, 2025	5,546,722	$3.83	6.94	$31,996
Options vested and expected to vest as of December 31, 2025(3)	5,366,772	$3.76	6.91
Exercisable as of December 31, 2025	4,240,296	$3.01	6.39	$28,248

(1)Includes 245,628 of stock options subject to performance conditions

(2)Includes 30,000 of forfeited stock options subject to performance conditions.

(3)	Does not include 90,000 stock options subject to performance conditions which are improbable as of December 31, 2025.

Schedule of weighted average assumptions used in estimating grant-date fair value of the Company's RSUs

Year ended
December 31, 2024
Volatility	75%
Risk-free interest rate	4%
Expected dividend yield	0%
Term (years)	3.0